Lease liabilities - Summary Of Maturity Schedule Of The Lease Arrangements (Detail) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	$ 32,252
Nominal value of recoverable taxes	464
Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	8,198
Nominal value of recoverable taxes	300
Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	5,178
Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	333
Nominal value of recoverable taxes	8
After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,371
Nominal value of recoverable taxes	121
After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,346
After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,851
Nominal value of recoverable taxes	20
After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	13,585
After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	345
Nominal value of recoverable taxes	15
After Readjustment [Member] | Others [member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	45
2020
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	5,900
2020 | Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	2,390
2020 | Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	563
2020 | Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	151
2020 | After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	406
2020 | After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	169
2020 | After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	116
2020 | After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,911
2020 | After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	153
2020 | After Readjustment [Member] | Others [member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	41
2021
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	4,984
2021 | Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,943
2021 | Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	397
2021 | Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	123
2021 | After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	327
2021 | After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	155
2021 | After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	138
2021 | After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,808
2021 | After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	90
2021 | After Readjustment [Member] | Others [member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	3
2022
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	3,511
2022 | Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,347
2022 | Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	321
2022 | Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	10
2022 | After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	215
2022 | After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	155
2022 | After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	134
2022 | After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,281
2022 | After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	47
2022 | After Readjustment [Member] | Others [member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1
2023
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	2,636
2023 | Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	954
2023 | Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	306
2023 | Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	18
2023 | After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	164
2023 | After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	155
2023 | After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	111
2023 | After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	892
2023 | After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	36
2024
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	2,164
2024 | Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	619
2024 | Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	306
2024 | Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1
2024 | After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	126
2024 | After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	156
2024 | After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	104
2024 | After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	847
2024 | After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	5
2025
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	13,057
2025 | Previously Reported [Member] | Vessels [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	945
2025 | Previously Reported [Member] | Platforms [Member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	3,285
2025 | Previously Reported [Member] | Others [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	30
2025 | After Readjustment [Member] | Vessels [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	133
2025 | After Readjustment [Member] | Vessels [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	556
2025 | After Readjustment [Member] | Platforms [Member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	1,248
2025 | After Readjustment [Member] | Platforms [Member] | Foreign countries [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	6,846
2025 | After Readjustment [Member] | Others [member] | Brazil [member]
Disclosure Of Maturity Schedule Of The Lease Arrangements [Line Items]
Nominal value of lease payments	$ 14